REGULATORY MATTERS - Distribution Rate Orders (Details)	12 Months Ended
Dec. 31, 2024
ATSI
Public Utilities, General Disclosures [Line Items]
Approved ROE	9.88%
ATSI | Integrated
Public Utilities, General Disclosures [Line Items]
Demand reduction targets	0.50%
Approved ROE prior to demand reduction targets	10.38%
Basis point adder associated with RTO membership	0.0050
MAIT
Public Utilities, General Disclosures [Line Items]
Allowed debt	60.00%
Approved ROE	10.30%
TrAIL | Maximum | All Other Projects
Public Utilities, General Disclosures [Line Items]
Approved ROE	12.70%
TrAIL | Minimum | All Other Projects
Public Utilities, General Disclosures [Line Items]
Approved ROE	11.70%